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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      April 20, 2010
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          59

Form 13F Information Table Value Total:    $232,065 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
06-30-2010


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    10,959     453,029 SH           Sole               453,029
Alcoa Inc                       COM     013817101     2,091     207,875 SH           Sole               207,875
Allstate Corp.                  COM     020002101     5,673     197,475 SH           Sole               197,475
AmEagleOutfittersInc            COM     02553E106       644      54,780 SH           Sole                54,780
AnnalyCapMgmtIncREIT            COM     035710409     7,155     417,230 SH           Sole               417,230
Applied Materials               COM     038222105     2,818     234,450 SH           Sole               234,450
ArcherDanielsMidland            COM     039483102     9,528     369,025 SH           Sole               369,025
Bank of America Corp.           COM     060505104     4,313     300,163 SH           Sole               300,163
Becton Dickinson & Co.          COM     075887109     3,243      47,955 SH           Sole                47,955
Black Box Corporation           COM     091826107     4,819     172,786 SH           Sole               172,786
Boeing Company                  COM     097023105     9,350     149,000 SH           Sole               149,000
Carlisle Companies Inc          COM     142339100     3,400      94,110 SH           Sole                94,110
Caterpillar Inc                 COM     149123101       830      13,820 SH           Sole                13,820
ConocoPhillips                  COM     20825c104     5,223     106,400 SH           Sole               106,400
Cullen Frost Bankers            COM     229899109     4,656      90,576 SH           Sole                90,576
Cynosure, Inc Cl A              COM     232577205       162      15,000 SH           Sole                15,000
Dover Corporation               COM     260003108     7,571     181,160 SH           Sole               181,160
Dow Chemical Co                 COM     260543103     4,341     183,020 SH           Sole               183,020
Eli Lilly & Co                  COM     532457108     3,565     106,405 SH           Sole               106,405
Emcore Corporation              COM     290846104        44      50,000 SH           Sole                50,000
Ener Conv Devices Inc           COM     292659109       397      96,766 SH           Sole                96,766
Enzo Biochem Inc.               COM     294100102       224      55,001 SH           Sole                55,001
Fidelity National Finl          COM     31620R105     4,966     382,280 SH           Sole               382,280
Gannett Company Inc             COM     364730101     5,364     398,500 SH           Sole               398,500
Genworth Financial Inc          COM     37247D106     1,378     105,440 SH           Sole               105,440
Granite Construction Inc        COM     387328107     1,257      53,310 SH           Sole                53,310
Home Depot Inc                  COM     437076102     4,898     174,480 SH           Sole               174,480
IBM Corporation                 COM     459200101     9,510      77,015 SH           Sole                77,015
JC Penney Co Inc                COM     708160106       975      45,400 SH           Sole                45,400
Johnson & Johnson               COM     478160104     1,913      32,390 SH           Sole                32,390
Lincoln National Corp.          COM     534187109     1,371      56,459 SH           Sole                56,459
Marsh & McLennan                COM     571748102    10,111     448,365 SH           Sole               448,365
Medtronic Inc.                  COM     585055106     1,885      51,960 SH           Sole                51,960
Northrop Grumman Corp           COM     666807102     1,304      23,955 SH           Sole                23,955
PPG Industries Inc              COM     693506107     3,551      58,775 SH           Sole                58,775
Southern Union Co               COM     844030106     5,625     257,325 SH           Sole               257,325
Staples Inc                     COM     855030102     2,472     129,785 SH           Sole               129,785
Technitrol Inc                  COM     878555101     2,278     720,995 SH           Sole               720,995
US Natural Gas Fd ETF           COM     912318102       852     110,000 SH           Sole               110,000
Valero Energy Corp              COM     91913Y100     1,448      80,540 SH           Sole                80,540
Verizon Comm. Inc.              COM     92343V104     7,360     262,675 SH           Sole               262,675
Wal-Mart Stores Inc             COM     931142103     6,398     133,100 SH           Sole               133,100
Western Union Co/The            COM     959802109     5,871     393,765 SH           Sole               393,765
BP PLC ADS                      COM     055622104     5,121     177,335 SH           Sole               177,335
Barclays Plc ADR                ADR     06738E204     3,943     248,125 SH           Sole               248,125
Canon Inc ADR                   ADR     138006309     1,483      39,747 SH           Sole                39,747
Ensco Plc ADS                   ADR     29358Q109     2,131      54,259 SH           Sole                54,259
Ingersoll-Rand PLC              ADR     G47791101     6,215     180,190 SH           Sole               180,190
Nintendo Co., Ltd ADR           ADR     654445303     9,446     253,775 SH           Sole               253,775
Nippon Telgrph&Telphn           ADR     654624105    10,693     525,700 SH           Sole               525,700
Nokia Corporation               ADR     654902204     4,743     581,980 SH           Sole               581,980
Novartis AG                     ADR     66987V109     3,503      72,500 SH           Sole                72,500
RenaissanceRe HlgLtd            ADR     G7496G103     4,840      86,020 SH           Sole                86,020
Teva Phrm Ind Ltd ADR           ADR     881624209     3,092      59,470 SH           Sole                59,470
XL Group Ltd.                   ADR     G98290102     3,811     238,022 SH           Sole               238,022
Alliance Worldwide Privatizati   MF     01879X103       241      19,580 SH           Sole                19,580
MrgnStnly AsiaPacific Fd         MF     61744U106       502      37,000 SH           Sole                37,000
MrgnStnly India Invstmnt Fd      MF     61745C105       410      18,500 SH           Sole                18,500
Phoenix Group Hldgs (PGH NA)   INTL       B2QBR87        96      10,000 SH           Sole                10,000

REPORT SUMMARY     59     DATA RECORDS     232,065     1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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